Cover	Feb. 26, 2024
Cover [Abstract]
Entity Registrant Name	First America Resources Corporation
Entity Central Index Key	0001525306
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 26, 2024
Entity Ex Transition Period	false
Entity File Number	333-175482
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2563052
Entity Address Address Line 1	1000 East Armstrong Street
Entity Address City Or Town	Morris
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60450
City Area Code	815
Local Phone Number	941-9888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false